Financial Instruments - Additional Information (Detail) - Interest rate risk [member]	12 Months Ended
Dec. 31, 2018 BRL (R$)
Brazilian Inter bank deposit certificate [member]
Disclosure of credit risk exposure [line items]
Future interest rate	R$ 0.0672
Brazilian Long Term Interest Rate Taxa De Juros De Longo Prazo[member]
Disclosure of credit risk exposure [line items]
Future interest rate	R$ 0.0698
ScenarioII estimate increase [member]
Disclosure of credit risk exposure [line items]
Estimated increase (decrease) in interest rates	25.00%
ScenarioIII estimate increase [member]
Disclosure of credit risk exposure [line items]
Estimated increase (decrease) in interest rates	50.00%
Scenario IV estimate decrease [member]
Disclosure of credit risk exposure [line items]
Estimated increase (decrease) in interest rates	25.00%
Scenario V estimate decrease [member]
Disclosure of credit risk exposure [line items]
Estimated increase (decrease) in interest rates	50.00%